COMMITMENTS AND CONTINGENCIES (Details)	12 Months Ended
	Dec. 31, 2020 Building Claim	Dec. 31, 2019 Claim
COMMITMENTS AND CONTINGENCIES [Abstract]
Number of claims filed | Claim	0	0
Number of new buildings | Building	2